Parent company only condensed financial information - Schedule of condensed statement of comprehensive income (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Income from operations	¥ 50,150	$ 7,270	¥ 140,905	¥ 113,350
Interest expense	(9,793)	(1,420)	(9,596)	(7,947)
Net income	102,127	14,805	125,976	71,332
Other comprehensive income (loss)	(16,813)	(2,437)	(191)	14,385
Total comprehensive income	85,314	$ 12,368	125,785	85,717
Parent Company and VIE
Condensed Statement of Income Captions [Line Items]
Total cost and expenses	(174)		(5,972)	(327)
Income from subsidiaries and VIEs	115,581		142,604	86,057
Income from operations	115,407		136,632	85,730
Interest expense	(8,471)		(8,058)	(5,415)
Other income and expenses	(1,032)		896	(574)
Net income	105,904		129,470	79,741
Other comprehensive income (loss)	(17,825)		498	14,340
Total comprehensive income	¥ 88,079		¥ 129,968	¥ 94,081